Share-based Payment Arrangement	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment Arrangement
35.
SHARE-BASED PAYMENT ARRANGEMENT
a.
CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:

The Board of Directors of CHIEF resolved to issue 200 stock options on November 13, 2020. Each option is eligible to subscribe for one thousand common stocks when exercisable and the exercise price is $206.00 per share. The options are granted to specific employees that meet the vesting conditions. The CHIEF Plan has an exercise price adjustment formula upon the changes in common stocks or distribution of cash dividends. The options of the CHIEF Plan are valid for five years and the graded vesting schedule will vest two years after the grant date.

The compensation costs for stock options for the years ended December 31, 2023 and 2024 were $5.0 million and $2.7 million, respectively. CHIEF did not recognize any compensation costs for stock options for the year ended December 31, 2025.

CHIEF modified the plan terms of stock options granted on November 13, 2020 in August 2023 and July 2024; therefore, the exercise price changed from $193.50 to $171.70 and $166.50 per share, respectively. The modification did not cause any incremental fair value granted.

Information about CHIEF’s outstanding stock options for the years ended December 31, 2023, 2024 and 2025 was as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2025
	Granted on November 13, 2020		Granted on November 13, 2020		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	142.25	$193.50	93	$171.70	7	$166.50
Options exercised	(47.00)	171.70	(85)	166.50	(7)	166.50
Options forfeited	(2.25)	—	(1)	—	—	—
Options outstanding at end of the year	93.00	171.70	7	166.50	—	—
Options exercisable at end of the year	—	—	7	166.50	—	—
Weighted average remaining contractual life (years)	1.87		0.87		—

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on November 13, 2020
Grant-date share price (NT$)	$356.00
Exercise price (NT$)	$206.00
Dividend yield	—
Risk-free interest rate	0.18%
Expected life	5 years
Expected volatility	34.61%
Weighted average fair value of grants (NT$)	$173,893

The expected volatility for the options granted in 2020 was based on CHIEF’s average annualized historical share price volatility from June 5, 2018, CHIEF’s listing date on Taipei Exchange, to the grant date.

b.
New shares reserved for subscription by employees under capital increase of CHTSC

On June 25, 2025, the Board of Directors of CHTSC approved the capital increase to issue 3.7 million shares and simultaneously reserved 0.6 million shares, representing 15% of the total issuance, for subscription by employees. Furthermore, when the employees did not fully subscribe or discarded their rights to subscribe shares, the Board of Directors of CHTSC authorized the chairman of the Board of Directors to contact specific people or group to subscribe.

The aforementioned options granted to employees are accounted for and measured at fair value of the grant date in accordance with IFRS 2 “Share-based Payment”. The fair value of CHTSC’s options granted to employees was $1.03 per share. The compensation costs for stock options for the year ended December 31, 2025 were $0.5 million.

CHTSC used the fair value method to evaluate the options granted to employees on August 20, 2025 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on August 20, 2025
Grant-date share price (NT$)	$216.96
Exercise price (NT$)	$238.00
Dividend yield	—
Risk-free interest rate	0.97%
Expected life	0.038 years
Expected volatility	39.95%
Weighted average fair value of grants (NT$)	$1.03

Expected volatility was based on the average annualized historical share price volatility of CHTSC’s comparable companies before the grant date.

c.
CHTSC share-based compensation plan (“CHTSC Plan”) described as follows:

The Board of Directors of CHTSC resolved to issue 4,500 and 3,500 stock options on December 20, 2019 and February 20, 2021, respectively. Each option is eligible to subscribe for one thousand common stocks when exercisable and the exercise prices are both $19.085 per share. The options are granted to specific employees that meet the vesting conditions. The CHTSC Plan has an exercise price adjustment formula upon the changes in common stocks. The options of the CHTSC Plan are valid for five years and the graded vesting schedule will vest one year after the grant date.

The compensation costs for stock options for the years ended December 31, 2023, 2024 and 2025 were $0.5 million, $0.2 million and $74 thousand, respectively.

Information about CHTSC’s outstanding stock options for the years ended December 31, 2023, 2024 and 2025 was as follows:

	Year Ended December 31, 2023
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,083	$19.085	2,343	$19.085
Options exercised	(1,002)	19.085	(778)	19.085
Options forfeited	(41)	—	(46)	—
Options outstanding at end of the year	40	19.085	1,519	19.085
Options exercisable at end of the year	5	19.085	7	19.085
Weighted average remaining contractual life (years)	0.97		2.14

	Year Ended December 31, 2024
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	40	$19.085	1,519	$19.085
Options exercised	(20)	19.085	(699)	19.085
Options forfeited	(20)	—	(165)	—
Options outstanding at end of the year	—	—	655	19.085
Options exercisable at end of the year	—	—	5	19.085
Weighted average remaining contractual life (years)	—		1.14

	Year Ended December 31, 2025
	Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	655	$19.085
Options exercised	(651)	19.085
Options forfeited	(2)	—
Options outstanding at end of the year	2	19.085
Options exercisable at end of the year	2	19.085
Weighted average remaining contractual life (years)	0.14

CHTSC used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on December 20, 2019	Stock Options Granted on February 20, 2021
Grant-date share price (NT$)	$20.17	$23.76
Exercise price (NT$)	$19.085	$19.085
Dividend yield	12.49%	15.18%
Risk-free interest rate	0.54%	0.25%
Expected life	5 years	5 years
Expected volatility	42.41%	47.35%
Weighted average fair value of grants (NT$)	$2,470	$3,350

Expected volatility was based on the average annualized historical share price volatility of CHTSC’s comparable companies before the grant date.

d.
CLPT share-based compensation plan (“CLPT Plan”) described as follows:

The Board of Directors of CLPT resolved to issue 690, 600, 755 and 305 stock options on February 26, 2021, May 31, 2022, September 26, 2023 and October 30, 2025, respectively. Each option is eligible to subscribe for one thousand common stocks when exercisable and the exercise prices are all $16.87 per share. The options are granted to specific employees that meet the vesting conditions. The CLPT Plan has an exercise price adjustment formula upon the changes in common stocks or distribution of cash dividends. The options of the CLPT Plan are valid for four years and the graded vesting schedule will vest two years after the grant date. In addition, the Board of Directors of CLPT approved an amendment to the CLPT Plan on October 30, 2025. Under the amended plan, the stock options were valid until December 31, 2025. Employees may exercise the options immediately upon grant, and the vesting conditions were revised from the original service requirement of 2 to 3 years to full and immediate vesting.

The compensation costs for stock options for the years ended December 31, 2023, 2024 and 2025 were $2.9 million, $4.9 million and $9.7 million, respectively.

CLPT modified the plan terms of stock options granted on February 26, 2021 in September 2023 and October 2024; therefore, the exercise price changed from $15.90 to $14.40 and $13.30 per share, respectively. The modification did not cause any incremental fair value granted.

CLPT modified the plan terms of stock options granted on May 31, 2022 in September 2023, October 2024 and October 2025; therefore, the exercise price changed from $16.87 to $15.30, $14.10 and $12.60 per share, respectively. The modification did not cause any incremental fair value granted.

CLPT modified the plan terms of stock options granted on September 26, 2023 in September 2023, October 2024 and October 2025; therefore, the exercise price changed from $16.87 to $15.30, $14.10 and $12.60 per share, respectively. The modification did not cause any incremental fair value granted.

Information about CLPT’s outstanding stock options for the years ended December 31, 2023, 2024 and 2025 was as follows:

	Year Ended December 31, 2023
	Granted on February 26, 2021		Granted on May 31, 2022		Granted on September 26, 2023
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	510	$15.90	440	$16.87	—	$—
Options granted	—	—	—	—	755	16.87
Options exercised	(55)	15.90	—	—	—	—
Options forfeited	(15)	—	—	—	—	—
Options outstanding at end of the year	440	14.40	440	15.30	755	15.30
Options exercisable at end of the year	192	14.40	—	—	—	—
Weighted average remaining contractual life (years)	1.16		2.41		3.74

	Year Ended December 31, 2024
	Granted on February 26, 2021		Granted on May 31, 2022		Granted on September 26, 2023
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	440	$14.40	440	$15.30	755	$15.30
Options exercised	(415)	14.40	(220)	15.30	—	—
Options forfeited	—	—	—	—	(5)	—
Options outstanding at end of the year	25	13.30	220	14.10	750	14.10
Options exercisable at end of the year	25	13.30	—	—	—	—
Weighted average remaining contractual life (years)	0.16		1.41		2.74

	Year Ended December 31, 2025
	Granted on February 26, 2021		Granted on May 31, 2022		Granted on September 26, 2023		Granted on October 30, 2025
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	25	$13.30	220	$14.10	750	$14.10	—	$—
Options granted	—	—	—	—	—	—	305	16.87
Options exercised	—	—	(220)	12.60	(750)	12.60	(305)	16.87
Options forfeited	(25)	—	—	—	—	—	—	—
Options outstanding at end of the year	—	—	—	—	—	—	—	—
Options exercisable at end of the year	—	—	—	—	—	—	—	—
Weighted average remaining contractual life (years)	—		—		—		—

CLPT used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on February 26, 2021	Stock Options Granted on May 31, 2022	Stock Options Granted on September 26, 2023	Stock Options Granted on October 30, 2025
Grant-date share price (NT$)	$17.63	$18.66	$28.43	$33.41
Exercise price (NT$)	$16.87	$16.87	$16.87	$16.87
Dividend yield	—	—	—	—
Risk-free interest rate	0.31%	0.98%	1.10%	1.20%
Expected life	4 years	4 years	4 years	0.08 years
Expected volatility	35.22%	35.76%	31.99%	29.59%
Weighted average fair value of grants (NT$)	$4,750	$5,665	$13,225	$16,560

Expected volatility was based on the average annualized historical share price volatility of CLPT’s comparable companies before the grant date.

e.
New shares reserved for subscription by employees under capital increase of IISI

On September 23, 2025, the Board of Directors of IISI approved the capital increase to issue 7.7 million shares and simultaneously reserved 1.2 million shares, representing 15% of the total issuance, for subscription by employees. Furthermore, when the employees did not fully subscribe or discarded their rights to subscribe shares, the Board of Directors of IISI authorized the chairman of the Board of Directors to contact specific people or group to subscribe.

The aforementioned options granted to employees are accounted for and measured at fair value of the grant date in accordance with IFRS 2 “Share-Based Payment”. The fair value of IISI’s options granted to employees was $1.57 per share. The compensation costs for stock options for the year ended December 31, 2025 were $1.8 million.

IISI used the fair value method to evaluate the options granted to employees on November 7, 2025 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on November 7, 2025
Grant-date share price (NT$)	$46.12
Exercise price (NT$)	$46.00
Dividend yield	—
Risk-free interest rate	1.20%
Expected life	0.04 years
Expected volatility	40.69%
Weighted average fair value of grants (NT$)	$1.57

Expected volatility was based on the average historical share price volatility of IISI’s comparable companies over the one-year period before the grant date.